INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Disclosure of detailed information about reconciliation of income taxes computed as statutory tax rate

	2019	2018
Net income (loss) before tax	$(90,278)	$(9,411)
Canadian statutory income tax rate	27%	27%
Anticipated income tax at statutory rate	$(24,181)	$(2,541)
Permanent differences	11,750	190
Differences between Canadian and foreign tax rates	(3,035)	(269)
Change in estimate	53	194
Effect of changes in statutory tax rates	–	—
Inflation adjustment	130	(141)
Impact of foreign exchange on local currencies	3,087	975
Change in deferred tax assets not recognized	13,425	1,746
Mining taxes and duties	(658)	(156)
Withholding taxes	531	803
Utilization of foreign tax credits	(143)	(149)
Items booked through equity	(353)	—
Other items	138	—
Income tax expense	$744	$652
Effective tax rate	(1)%	(7)%

Disclosure of deferred taxes

	December 31,	December 31,
	2019	2018
Deferred income tax assets	$49	$126
Deferred income tax liabilities	(3,353)	—
Deferred withholding tax liabilities	(2,157)	(2,053)
Deferred special mining duty asset (liabilities)	96	96
	$(5,365)	$(1,831)

Disclosure of temporary difference, unused tax losses and unused tax credits

	December 31,	December 31,
	2019	2018
Tax losses carried forward	$19,394	$1,399
Provision for reclamation and remediation	2,175	262
Withholding tax liability	(2,157)	(2,053)
Property, plant and equipment	(6,394)	(1,754)
Mineral property interests	(16,163)	—
Other taxable temporary differences	(264)	(28)
Other deductible temporary differences	44	343
Net deferred income tax liabilities	$(5,365)	$(1,831)

Disclosure of detailed information about effective income tax expense recovery

	2019	2018
Current expense:
Income tax	$135	$164
Special mining duty	—	98
Withholding tax	427	427
	562	689
Deferred tax expense (recovery):
Income tax	78	(56)
Special mining duty	—	(357)
Withholding tax	104	376
	182	(37)
Income tax expense	$744	$652

Disclosure of unused tax losses

		2019		2018
Type of losses	Country	Expiry dates	Amount	Expiry dates	Amount
Non-capital losses	Canada	2026 to 2039	$2,843	2026 to 2037	$2,822
	Mexico	2020 to 2028	$21,560	2018 to 2026	$16,557
	Brazil	indefinite	$102,357	indefinite	$—
	Peru	indefinite	$74,965	indefinite	$66,462
Capital losses	Canada	indefinite	$1,171	indefinite	$1,196

Disclosure of detailed information about temporary differences of unrecognized deferred tax assets

	December 31,	December 31,
	2019	2018
Tax losses carried forward	$80,782	$25,305
Mineral properties, plant and equipment	58,352	8,919
Other deductible temporary differences	178,446	42,653
Unrecognized temporary differences	$317,580	$76,877